INCOME TAXES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Taxes
Statutory rate	25.00%	25.00%	25.00%	25.00%
Loss before income taxes
Non-PRC	¥ (87,641)	$ (13,754)	¥ (51,328)	¥ (56,658)
PRC	(33,626)	(5,277)	(29,325)	(45,181)
Loss before income taxes	(121,267)	(19,031)	(80,653)	(101,839)
Current and deferred components of income tax (expense) benefit
Current tax provision				130
Deferred tax benefit	1,180	185	88	88
Total	¥ 1,180	$ 185	¥ 88	¥ 218
PRC
Income Taxes
Statutory rate	25.00%	25.00%
Preferential income tax rate	20.00%	20.00%
Dividend Withholding Tax Rate Percentage	10.00%	10.00%
Preferential income tax rate for HNTE	15.00%	15.00%
PRC | Changwei System Technology (Shanghai) Co., Ltd.
Income Taxes
Preferential income tax rate for HNTE	15.00%	15.00%
Federal
Income Taxes
Statutory rate	21.00%	21.00%	21.00%	21.00%